CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 35,000	$ 56,000	$ 434,000
Loan receivable	4,244,000	3,669,000	819,000
Due from related party, current			126,000
Deferred transaction costs	1,513,000	1,401,000	840,000
Prepaid and other current assets	206,000	156,000	22,000
Total current assets	5,998,000	5,282,000	2,241,000
Non-current assets:
Due from related party, non-current	126,000	126,000
Property and equipment, net	1,000	1,000	1,000
Total non-current assets	127,000	127,000	1,000
TOTAL ASSETS	6,125,000	5,409,000	2,242,000
Current liabilities:
Accounts payable and accrued expenses	1,717,000	1,484,000	933,000
Accrued interest, related parties	1,071,000	955,000	616,000
Accrued maintenance fee	360,000	360,000
Short-term debt, related parties	20,686,000	19,973,000	16,050,000
Total liabilities	25,793,000	24,749,000	18,036,000
COMMITMENTS AND CONTINGENCIES (Note 8)
Members' deficit:
Additional paid-in capital	4,611,000	4,611,000	4,611,000
Accumulated deficit	(28,993,000)	(28,665,000)	(25,119,000)
Total members' deficit	(19,668,000)	(19,340,000)	(15,794,000)
Total liabilities and stockholder's deficit	6,125,000	5,409,000	2,242,000
Class A Member Units
Members' deficit:
Members capital	4,547,000	4,547,000	4,547,000
Class B Member Units
Members' deficit:
Members capital	167,000	167,000	167,000
Non related party
Current liabilities:
Due to related parties	1,782,000	1,782,000	242,000
Related party
Current liabilities:
Due to related parties	177,000	195,000	195,000
Short-term debt, related parties	$ 20,686,000	$ 19,973,000	$ 16,050,000